Key Management Personnel - Schedule of Persons were Directors (Details)	6 Months Ended
Dec. 31, 2025
Mr. Simon Hayden Szewach [Member]
Schedule of Persons were Directors of Compay [Line Items]
Director's name	(Non-Executive Chairman)
Mr. Nathan Jacob Givoni [Member]
Schedule of Persons were Directors of Compay [Line Items]
Director's name	(Executive Director)
Mr. Jeffrey W. Olyniec [Member]
Schedule of Persons were Directors of Compay [Line Items]
Director's name	(Non-Executive Director) - Resigned on 30 September 2025
Mr. Philip Dalidakis [Member]
Schedule of Persons were Directors of Compay [Line Items]
Director's name	(Non-Executive Director)